FDIC loss share asset and true up payment obligation (Tables)	12 Months Ended
Dec. 31, 2014
FDIC Indemnification Asset Roll Forward [Table Text Block]
	Years ended December 31,
(In thousands)	2014	2013	2012
Balance at beginning of year	$948,608	$1,399,098	$1,915,128
Amortization of loss share indemnification asset	(189,959)	(161,635)	(129,676)
Reversal of accelerated amortization	12,492	-	-
Credit impairment losses to be covered under loss sharing agreements	32,038	60,454	58,187
Reimbursable expenses	58,117	50,985	30,771
Decrease due to reciprocal accounting on amortization of contingent liability
on unfunded commitments	-	(473)	(969)
Payments from FDIC under loss sharing agreements	(269,397)	(396,223)	(462,016)
Recoveries on covered assets, including rental income on OREOs, subject to
Other adjustments attributable to FDIC loss sharing agreements	(193)	(3,598)	(12,327)
Balance at end of period	591,706	948,608	1,399,098
Balance due to the FDIC for recoveries on covered assets	(49,252)	(39,194)	(16,763)
Net balance of indemnity asset and amounts due from the FDIC	$542,454	$909,414	$1,382,335

	Years ended December 31,
(In thousands)	2014	2013	2012
Balance at beginning of year	$948,608	$1,399,098	$1,915,128
Amortization of loss share indemnification asset	(189,959)	(161,635)	(129,676)
Reversal of accelerated amortization	12,492	-	-
Credit impairment losses to be covered under loss sharing agreements	32,038	60,454	58,187
Reimbursable expenses	58,117	50,985	30,771
Decrease due to reciprocal accounting on amortization of contingent liability
on unfunded commitments	-	(473)	(969)
Payments from FDIC under loss sharing agreements	(269,397)	(396,223)	(462,016)
Recoveries on covered assets, including rental income on OREOs, subject to
Other adjustments attributable to FDIC loss sharing agreements	(193)	(3,598)	(12,327)
Balance at end of period	591,706	948,608	1,399,098
Balance due to the FDIC for recoveries on covered assets	(49,252)	(39,194)	(16,763)
Net balance of indemnity asset and amounts due from the FDIC	$542,454	$909,414	$1,382,335

Federal Deposit Insurance Corporation [Member]
Weighted Average Life Of Loan Subject To F D I C Agreement [Table Text Block]
	Weighted Average Life
	December 31, 2014		December 31, 2013
Commercial	5.87	years	6.43	years
Consumer	5.76		3.13
Construction	0.99		1.30
Mortgage	7.30		6.91

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
(In thousands)	December 31, 2014	December 31, 2013
Carrying amount (fair value)	$129,304	$127,513
Undiscounted amount	$187,238	$185,372